Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (41.0%)
		Australia (2.1%)
		Basic Materials
	$1,550	Glencore Funding LLC (a)	3.875%		10/27/27	$1,727,594
	625	Glencore Funding LLC (a)	4.00		03/27/27	697,866
	2,600	Glencore Funding LLC, Series GLEN	0.00	(b)	03/27/25	2,560,477
	2,150	Newcastle Coal Infrastructure Group Pty Ltd. (a)(c)	4.40		09/29/27	2,259,974
	1,925	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.70		05/12/31	2,004,978
						9,250,889
		Energy
EUR	1,200	APT Pipelines Ltd.	2.00		03/22/27	1,573,377
	$2,275	APT Pipelines Ltd. (a)	4.20		03/23/25	2,509,816
	2,098	Santos Finance Ltd.	4.125		09/14/27	2,278,449
						6,361,642
		Finance
	2,525	Australia & New Zealand Banking Group Ltd. (a)	2.57		11/25/35	2,498,833
	600	Macquarie Group Ltd. (a)	1.34		01/12/27	599,234
	2,075	Westpac Banking Corp.	2.668		11/15/35	2,074,745
						5,172,812
		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125		06/01/26	2,173,369
		Total Australia				22,958,712

		Belgium (0.4%)
		Basic Materials
	700	Solvay Finance SA	5.425		(d)	918,736
		Consumer, Non-Cyclical
	1,750	Anheuser-Busch InBev SA	3.70		04/02/40	2,926,587
		Total Belgium				3,845,323

		Brazil (0.4%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50		01/31/30	1,226,015
		Communications
	1,030	MercadoLibre, Inc.	3.125		01/14/31	1,009,766
		Consumer, Non-Cyclical
	2,660	MARB BondCo PLC (a)	3.95		01/29/31	2,588,845
		Total Brazil				4,824,626

		Burkina Faso (0.2%)
		Basic Materials
	1,930	IAMGOLD Corp. (a)(c)	5.75		10/15/28	1,989,473

		Canada (1.4%)
		Basic Materials
	975	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)	8.75		07/15/26	1,040,429
	2,570	Hudbay Minerals, Inc. (a)	4.50		04/01/26	2,618,188
	1,960	NOVA Chemicals Corp. (a)	4.875		06/01/24	2,074,964
						5,733,581
		Communications
	1,729	Shopify, Inc.	0.125		11/01/25	2,281,415
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)(c)	6.00		06/01/29	1,343,285

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	1,280	Garda World Security Corp. (a)	9.50	11/01/27	1,396,960
					2,740,245
		Energy
	2,625	Enbridge, Inc.	4.25	12/01/26	2,986,005
	900	Vermilion Energy, Inc. (a)(c)	5.625	03/15/25	907,565
					3,893,570
		Industrials
	900	Titan Acquisition Ltd./Titan Co-Borrower LLC (a)	7.75	04/15/26	929,322
		Total Canada			15,578,133

		Cayman Islands (0.2%)
		Finance
	1,750	Banco del Pacifico SA	8.75	12/20/24	1,715,000

		Chile (0.2%)
		Communications
	2,030	Liberty Latin America Ltd.	2.00	07/15/24	2,042,789

		China (1.0%)
		Basic Materials
	1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,150,022
		Communications
	1,463	Baidu, Inc.	1.72	04/09/26	1,477,842
	2,000	Baidu, Inc.	2.875	07/06/22	2,038,240
EUR	1,600	Prosus NV	2.031	08/03/32	1,937,407
	$2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,309,050
					7,762,539
		Finance
	1,720	Country Garden Holdings Co., Ltd.	7.25	04/08/26	1,861,999
		Total China			10,774,560

		Colombia (0.1%)
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	910,524

		Denmark (0.1%)
		Finance
	850	Danske Bank A/S (a)	5.00	01/12/23	866,292

		France (2.1%)
		Communications
EUR	2,450	Orange SA	5.00	(d)	3,499,138
		Energy
	2,300	TOTAL Energies SE	2.708	(d)	2,851,833
	$2,000	TOTAL Energies SE, Series FP	0.50	12/02/22	2,029,756
					4,881,589
		Finance
EUR	2,500	AXA SA	3.25	05/28/49	3,472,054
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,524,204
EUR	1,500	BNP Paribas SA	2.875	10/01/26	2,012,937
	$1,875	BPCE SA (a)	5.15	07/21/24	2,086,284
EUR	2,000	Credit Agricole Assurances SA	4.50	(d)	2,716,938
					12,812,417
		Industrials
	$1,800	Vinci SA, Series DGFP	0.375	02/16/22	2,034,900
		Total France			23,228,044

		Germany (1.4%)
		Consumer, Cyclical
EUR	1,500	Volkswagen International Finance N.V.	4.625	(d)	2,042,125

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	1,400	Volkswagen International Finance N.V., Series 10Y	1.875	03/30/27	1,824,463
					3,866,588
		Consumer, Non-Cyclical
	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	975,581
	1,000	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	1,182,522
					2,158,103
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,998,433
		Finance
	2,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	3,362,610
		Industrials
	1,600	Deutsche Post AG, Series DPW	0.05	06/30/25	2,334,021
		Total Germany			14,719,755

		Ghana (0.1%)
		Energy
	$1,600	Tullow Oil PLC	10.25	05/15/26	1,671,152

		India (0.5%)
		Communications
	1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,264,507
	1,990	Bharti Airtel Ltd.	4.375	06/10/25	2,179,055
					3,443,562
		Energy
	1,800	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,930,054
		Total India			5,373,616

		Ireland (0.3%)
		Finance
	1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,840,350
		Industrials
	1,275	Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,330,443
		Total Ireland			3,170,793

		Italy (0.7%)
		Finance
EUR	2,000	Assicurazioni Generali SpA	5.50	10/27/47	2,948,487
	$2,150	UniCredit SpA (a)	6.572	01/14/22	2,205,145
					5,153,632
		Utilities
EUR	1,900	Enel SpA	2.50	(d)	2,360,934
		Total Italy			7,514,566

		Japan (0.1%)
		Industrials
	1,300	Asahi Group Holdings Ltd.	0.541	10/23/28	1,580,458

		Luxembourg (0.3%)
		Basic Materials
	100	INEOS Finance PLC	2.125	11/15/25	119,073
		Finance
	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	1,226,611
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,912,548
					3,139,159
		Total Luxembourg			3,258,232

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

		Mexico (0.8%)
		Energy
	2,100	Petroleos Mexicanos	2.50	08/21/21	2,492,451
	1,060	Petroleos Mexicanos	2.75	04/21/27	1,165,644
	$2,800	Petroleos Mexicanos	6.49	01/23/27	2,977,660
					6,635,755
		Finance
	1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,280,000
		Industrials
	710	Cemex SAB de CV (a)	5.125	(d)	746,253
		Total Mexico			8,662,008

		Netherlands (1.3%)
		Communications
EUR	2,000	UPC Holding BV	3.875	06/15/29	2,431,942
		Consumer, Cyclical
	2,250	Nobel Bidco BV (a)	3.125	06/15/28	2,669,019
		Consumer, Non-Cyclical
	1,000	Q-Park Holding I BV (a)	1.50	03/01/25	1,136,756
	1,000	Q-Park Holding I BV	1.50	03/01/25	1,136,757
					2,273,513
		Finance
	2,000	ASR Nederland N.V.	5.00	(d)	2,701,619
	2,000	NN Group N.V.	4.50	(d)	2,724,010
					5,425,629
		Utilities
	$910	InterGen (a)	7.00	06/30/23	904,235
		Total Netherlands			13,704,338

		Peru (0.1%)
		Industrials
	988	Lima Metro Line 2 Finance Ltd. (a)	4.35	04/05/36	1,038,435

		Russia (0.2%)
		Finance
EUR	1,580	Credit Bank of Moscow Via CBOM Finance PLC (a)	3.10	01/21/26	1,870,366

		Spain (1.9%)
		Communications
	1,000	Telefonica Europe BV	5.875	(d)	1,328,892
		Consumer, Non-Cyclical
	425	Grifols SA (a)	2.25	11/15/27	514,343
	1,175	Grifols SA	2.25	11/15/27	1,422,009
					1,936,352
		Energy
	2,050	Repsol International Finance BV	2.50	(d)	2,471,893
		Finance
	2,000	Banco Santander SA	3.125	01/19/27	2,714,347
	$3,600	Banco Santander SA	5.179	11/19/25	4,121,917
EUR	2,700	CaixaBank SA	2.25	04/17/30	3,378,422
	900	Inmobiliaria Colonial Socimi SA	2.00	04/17/26	1,160,499
					11,375,185
		Utilities
	1,700	Iberdrola International BV, Series NC6	1.45	(d)	2,055,144
	900	IE2 Holdco SAU	2.875	06/01/26	1,198,371
					3,253,515
		Total Spain			20,365,837

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

		Sweden (0.4%)
		Finance
	2,100	Akelius Residential Property Financing BV	1.125		01/11/29	2,590,442
	1,750	Intrum AB	3.125		07/15/24	2,091,419
		Total Sweden				4,681,861

		Switzerland (0.7%)
		Basic Materials
	$1,000	Syngenta Finance N.V. (a)	4.441		04/24/23	1,054,947
		Finance
	4,875	Credit Suisse Group AG (a)	2.593		09/11/25	5,086,317
	1,375	UBS AG	5.125		05/15/24	1,516,384
						6,602,701
		Total Switzerland				7,657,648

		Turkey (0.1%)
		Basic Materials
	1,189	Eldorado Gold Corp. (a)	9.50		06/01/24	1,288,454

		United Arab Emirates (0.3%)
		Energy
	2,825	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625		03/31/36	2,805,342

		United Kingdom (2.9%)
		Consumer, Non-Cyclical
	1,500	BAT Capital Corp.	2.259		03/25/28	1,510,975
	2,360	GSK Finance No 3 PLC (a)	0.00	(b)	06/22/23	2,386,550
	2,350	Imperial Brands Finance PLC (a)	3.125		07/26/24	2,478,682
						6,376,207
		Energy
GBP	900	BP Capital Markets PLC	2.274		07/03/26	1,331,584
	$1,075	BP Capital Markets PLC	4.375		(d)	1,150,250
	2,300	BP Capital Markets PLC	4.875		(d)	2,545,065
GBP	1,400	BP Capital Markets PLC, Series BP	1.00		04/28/23	1,978,793
						7,005,692
		Finance
EUR	1,700	Aviva PLC	3.875		07/03/44	2,231,292
	$1,925	Barclays PLC	2.852		05/07/26	2,043,680
	3,400	HSBC Holdings PLC	2.633		11/07/25	3,565,827
	1,000	HSBC Holdings PLC	4.375		11/23/26	1,132,884
GBP	1,000	Lloyds Banking Group PLC	2.25		10/16/24	1,449,306
	$1,375	Lloyds Banking Group PLC	4.375		03/22/28	1,593,021
EUR	900	Lloyds Banking Group PLC	4.947		(d)	1,180,559
	$1,500	Standard Chartered PLC (a)	2.678		06/29/32	1,523,230
	1,251	Standard Chartered PLC (a)	4.644		04/01/31	1,475,695
						16,195,494
		Utilities
GBP	850	NGG Finance PLC	5.625		06/18/73	1,323,485
		Total United Kingdom				30,900,878

		United States (20.5%)
		Basic Materials
	$1,575	Chemours Co. (The) (a)	5.75		11/15/28	1,673,705
	975	Cornerstone Chemical Co. (a)	6.75		08/15/24	883,721
	815	GPD Cos, Inc. (a)	10.125		04/01/26	885,184
	850	Hexion, Inc. (a)	7.875		07/15/27	917,056
	465	JW Aluminum Continuous Cast Co. (a)	10.25		06/01/26	490,496
	975	Rain CII Carbon LLC/CII Carbon Corp. (a)	7.25		04/01/25	1,007,935
						5,858,097
		Communications
	1,540	Arches Buyer, Inc. (a)	4.25		06/01/28	1,564,717

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	3,025	AT&T, Inc. (a)	2.55	12/01/33	3,057,383
GBP	1,200	AT&T, Inc.	2.90	12/04/26	1,810,358
	$1,100	Booking Holdings, Inc.	0.90	09/15/21	1,177,000
	3,300	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	3,246,263
	2,950	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	3,350,147
	2,075	Clear Channel Outdoor Holdings, Inc. (a)	7.75	04/15/28	2,166,673
	405	Directv Holdings LLC/Directv Financing Co., Inc. (a)(e)	5.875	08/15/27	419,236
	2,175	Level 3 Financing, Inc. (a)	3.40	03/01/27	2,309,230
	880	Liberty Interactive LLC	8.25	02/01/30	1,007,164
	2,000	MDC Partners, Inc. (a)(f)	7.50	05/01/24	2,043,100
	791	Photo Holdings Merger Sub, Inc. (a)	8.50	10/01/26	866,145
	1,510	Sirius XM Radio, Inc. (a)	4.00	07/15/28	1,559,717
	3,867	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	03/20/25	4,146,534
	1,475	T-Mobile USA, Inc.	2.25	11/15/31	1,482,110
	399	TEGNA, Inc.	4.625	03/15/28	411,622
	1,660	Twitter, Inc.	1.00	09/15/21	1,665,188
	1,980	Univision Communications, Inc. (a)	4.50	05/01/29	1,987,366
GBP	2,000	Verizon Communications, Inc.	1.125	11/03/28	2,730,587
	$1,075	Verizon Communications, Inc.	2.10	03/22/28	1,105,940
					38,106,480
		Consumer, Cyclical
	1,550	American Airlines Inc/Advantage Loyalty IP Ltd. (a)	5.75	04/20/29	1,673,892
	1,927	American Axle & Manufacturing, Inc. (c)	6.50	04/01/27	2,028,168
	1,025	American Greetings Corp. (a)	8.75	04/15/25	1,073,826
	1,440	Aramark Services, Inc. (a)	5.00	02/01/28	1,498,450
	1,210	Boyd Gaming Corp.	4.75	12/01/27	1,255,375
	320	Carvana Co. (a)	5.50	04/15/27	331,600
	2,760	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375	04/01/26	2,728,991
	1,825	General Motors Financial Co., Inc.	2.90	02/26/25	1,938,389
	2,375	General Motors Financial Co., Inc.	4.30	07/13/25	2,638,087
	2,475	Hyundai Capital America (a)	1.80	01/10/28	2,472,233
	900	Hyundai Capital America (a)	2.375	02/10/23	923,048
	2,075	Hyundai Capital America (a)	3.00	02/10/27	2,219,963
EUR	1,525	International Game Technology PLC	3.50	06/15/26	1,855,240
	$1,000	KB Home	4.00	06/15/31	1,041,260
	3,975	Las Vegas Sands Corp.	3.20	08/08/24	4,153,338
	750	Las Vegas Sands Corp.	3.50	08/18/26	790,902
	1,530	Lions Gate Capital Holdings LLC (a)	5.50	04/15/29	1,568,304
	3,904	Resort at Summerlin LP, Series B (g)(h)(i)(j)	0.00	12/15/07	—
	3,700	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)(c)	4.625	04/16/29	3,884,237
	150	Rite Aid Corp.	7.70	02/15/27	139,875
	850	TPro Acquisition Corp. (a)	11.00	10/15/24	932,467
					35,147,645
		Consumer, Non-Cyclical
	1,150	AbbVie, Inc.	3.20	11/21/29	1,263,814
	220	Allied Universal Holdco LLC/Allied Universal Finance Corp (a)	6.00	06/01/29	220,557
	930	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75	07/15/27	1,021,340
	1,650	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)(c)	5.75	07/15/27	1,727,509
	1,970	BioMarin Pharmaceutical, Inc.	0.599	08/01/24	2,015,507
	1,325	Cigna Corp.	2.375	03/15/31	1,372,010
	900	Cigna Corp.	3.05	10/15/27	980,615
	1,005	Coty, Inc. (a)(c)	6.50	04/15/26	1,011,402
	2,100	CVS Health Corp.	3.75	04/01/30	2,392,159

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	1,450	Dexcom, Inc.	0.25	11/15/25	1,651,187
	631	Dole Food Co., Inc. (a)	7.25	06/15/25	646,368
	2,675	Global Payments, Inc.	1.20	03/01/26	2,674,275
	1,000	H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)	8.50	06/01/26	1,043,850
	1,050	Intercept Pharmaceuticals, Inc.	3.25	07/01/23	945,553
	1,175	Jazz Investments I Ltd.	1.875	08/15/21	1,177,203
	1,450	Post Holdings, Inc. (a)	5.50	12/15/29	1,553,479
	830	Radiology Partners, Inc. (a)	9.25	02/01/28	897,330
	1,400	Royalty Pharma PLC (a)	1.20	09/02/25	1,401,373
	1,850	Select Medical Corp. (a)	6.25	08/15/26	1,958,428
	1,500	Sotheby's (a)	7.375	10/15/27	1,604,325
EUR	2,400	Thermo Fisher Scientific, Inc.	0.875	10/01/31	2,976,176
	2,350	Upjohn Finance BV	1.362	06/23/27	2,953,286
	$1,000	US Renal Care, Inc. (a)	10.625	07/15/27	1,087,575
					34,575,321
		Diversified
	995	Trident TPI Holdings, Inc. (a)	6.625	11/01/25	1,019,915
		Energy
	2,050	Diamondback Energy, Inc.	2.875	12/01/24	2,159,753
	1,460	Endeavor Energy Resources LP/EER Finance, Inc. (a)	5.75	01/30/28	1,531,773
	2,600	Energy Transfer LP	5.50	06/01/27	3,090,568
	645	Global Partners LP/GLP Finance Corp.	6.875	01/15/29	680,478
	975	Global Partners LP/GLP Finance Corp.	7.00	08/01/27	1,022,619
	3,750	Occidental Petroleum Corp.	3.50	08/15/29	3,750,319
	1,900	ONEOK, Inc.	3.10	03/15/30	2,013,237
	1,725	ONEOK, Inc.	5.85	01/15/26	2,044,482
	1,025	PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	536,644
	2,650	Sabine Pass Liquefaction LLC	4.50	05/15/30	3,103,194
					19,933,067
		Finance
	818	Acrisure LLC/Acrisure Finance, Inc. (a)	10.125	08/01/26	917,248
	850	Advisor Group Holdings, Inc. (a)	10.75	08/01/27	941,384
	800	Air Lease Corp.	2.25	01/15/23	820,416
	1,525	Air Lease Corp.	2.30	02/01/25	1,586,360
	50	Bank of America Corp.	2.299	07/21/32	50,566
	550	Bank of America Corp.	2.687	04/22/32	574,422
	3,875	Bank of America Corp. MTN	4.25	10/22/26	4,396,254
	150	Bank of America Corp., Series N	2.651	03/11/32	155,925
	2,825	Citigroup, Inc.	2.561	05/01/32	2,924,416
	3,050	Citigroup, Inc.	5.50	09/13/25	3,569,137
	1,375	Crown Castle International Corp.	3.30	07/01/30	1,499,506
	1,950	Discover Bank	2.45	09/12/24	2,044,450
	900	Enova International, Inc. (a)	8.50	09/01/24	925,871
	1,000	Enova International, Inc. (a)	8.50	09/15/25	1,045,090
	890	Five Point Operating Co. LP/Five Point Capital Corp. (a)	7.875	11/15/25	933,450
	2,240	Global Atlantic Fin Co. (a)	4.70	10/15/51	2,282,199
	3,425	GLP Capital LP/GLP Financing II Inc	4.00	01/15/30	3,740,357
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00	11/01/28	2,392,017
	$1,425	Howard Hughes Corp. (The) (a)	4.375	02/01/31	1,423,162
	670	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	705,175
	1,670	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	1,757,675
	1,610	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(e)	5.00	08/15/28	1,648,640
	1,125	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.25	06/03/26	1,213,256
	2,625	JPMorgan Chase & Co.	4.125	12/15/26	2,989,024
EUR	1,500	Prologis Euro Finance LLC	1.875	01/05/29	2,001,600
	$900	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375	06/15/25	921,645
	1,510	SBA Communications Corp. (a)	3.125	02/01/29	1,485,096

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	970	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (a)	7.125	12/15/24	998,891
	1,300	Wells Fargo & Co.	2.879	10/30/30	1,390,571
	2,150	Wells Fargo & Co.	3.068	04/30/41	2,257,858
					49,591,661
		Industrials
	1,350	Berry Global, Inc. (a)	4.50	02/15/26	1,380,955
	1,775	Boeing Co. (The)	2.70	02/01/27	1,844,960
	850	Boeing Co. (The)	5.15	05/01/30	1,013,462
	870	LABL Inc. (a)	10.50	07/15/27	958,192
	2,615	Mauser Packaging Solutions Holding Co. (a)	7.25	04/15/25	2,557,954
	1,530	TransDigm, Inc. (a)	4.625	01/15/29	1,528,149
	980	Triumph Group, Inc. (a)	6.25	09/15/24	988,795
	1,900	Vontier Corp. (a)	1.80	04/01/26	1,911,488
	895	Werner FinCo LP/Werner FinCo, Inc. (a)(c)	8.75	07/15/25	934,067
					13,118,022
		Technology
	939	Akamai Technologies, Inc.	0.375	09/01/27	1,109,781
	1,000	Banff Merger Sub, Inc. (a)	9.75	09/01/26	1,052,555
	845	Blackboard, Inc. (a)	10.375	11/15/24	885,666
	900	Castle US Holding Corp. (a)	9.50	02/15/28	941,292
	2,150	Dell International LLC/EMC Corp.	4.00	07/15/24	2,335,060
EUR	1,900	Fidelity National Information Services, Inc.	1.50	05/21/27	2,422,673
	$795	Granite Merger Sub 2, Inc. (a)	11.00	07/15/27	905,457
	1,305	J2 Global, Inc. (a)	4.625	10/15/30	1,388,240
	2,350	Oracle Corp.	2.875	03/25/31	2,489,196
	1,950	Western Digital Corp. (c)	1.50	02/01/24	2,021,906
					15,551,826
		Utilities
	1,725	Calpine Corp. (a)	4.50	02/15/28	1,778,906
	2,575	NiSource, Inc.	3.60	05/01/30	2,886,239
	2,240	NRG Energy, Inc. (a)	3.625	02/15/31	2,259,992
	975	Pacific Gas and Electric Co.	2.50	02/01/31	920,607
					7,845,744
		Total United States			220,747,778

		Zambia (0.2%)
		Basic Materials
	1,930	First Quantum Minerals Ltd. (a)	6.875	10/15/27	2,094,176
		Total Corporate Bonds (Cost $430,951,106)			441,839,169

		Sovereign (14.8%)
		Australia (1.4%)
AUD	17,700	Australia Government Bond	2.75	11/21/29	14,814,983

		China (2.4%)
CNY	49,000	China Government Bond	2.36	07/02/23	7,572,870
	115,000	China Government Bond	3.27	11/19/30	18,385,608
		Total China			25,958,478

		Croatia (0.5%)
EUR	1,800	Croatia Government International Bond	1.125	03/04/33	2,168,900
	2,500	Croatia Government International Bond	2.75	01/27/30	3,465,764
		Total Croatia			5,634,664

		Dominican Republic (0.5%)
	$2,500	Dominican Republic International Bond (a)	4.875	09/23/32	2,600,025
	3,100	Dominican Republic International Bond (a)	5.875	01/30/60	3,135,681
		Total Dominican Republic			5,735,706

		Ecuador (0.1%)
	1,800	Ecuador Government International Bond (a)(f)	1.00	07/31/35	1,255,518

		Egypt (1.5%)
EGP	45,285	Egypt Government Bond	13.765	01/05/24	2,850,860

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	11,715	Egypt Government Bond	13.765	01/05/24	737,503
	57,000	Egypt Government Bond	14.06	01/12/26	3,595,659
EUR	3,200	Egypt Government International Bond (a)	4.75	04/16/26	3,928,236
	2,600	Egypt Government International Bond (a)	6.375	04/11/31	3,165,704
	$970	Egypt Government International Bond (a)	7.50	02/16/61	905,863
	1,000	Egypt Government International Bond (a)	8.875	05/29/50	1,067,750
		Total Egypt			16,251,575

		Indonesia (1.7%)
EUR	2,100	Indonesia Government International Bond	1.45	09/18/26	2,603,598
	1,700	Indonesia Government International Bond	1.75	04/24/25	2,123,092
	$2,200	Indonesia Government International Bond	4.20	10/15/50	2,506,026
IDR	68,000,000	Indonesia Treasury Bond	7.00	09/15/30	4,948,660
	35,000,000	Indonesia Treasury Bond	8.375	03/15/34	2,734,295
	$2,600	Perusahaan Listrik Negara PT (a)	6.25	01/25/49	3,306,238
		Total Indonesia			18,221,909

		Italy (1.5%)
EUR	12,776	Italy Buoni Poliennali Del Tesoro (a)	0.65	10/28/27	16,265,082

		Ivory Coast (0.3%)
	2,300	Ivory Coast Government International Bond (a)	4.875	01/30/32	2,763,201

		Mexico (1.9%)
MXN	191,000	Mexican Bonos	8.50	05/31/29	10,573,633
	107,000	Mexican Bonos, Series M	7.75	05/29/31	5,706,577
	$1,600	Petroleos Mexicanos (a)(c)	6.875	10/16/25	1,763,904
	1,100	Petroleos Mexicanos	6.95	01/28/60	988,570
	1,100	Petroleos Mexicanos	7.69	01/23/50	1,070,575
		Total Mexico			20,103,259

		Morocco (0.2%)
	2,800	Morocco Government International Bond (a)	4.00	12/15/50	2,636,572

		Nigeria (0.6%)
	1,700	Africa Finance Corp. (a)	4.375	04/17/26	1,860,930
	3,700	Nigeria Government International Bond (a)	9.248	01/21/49	4,261,035
		Total Nigeria			6,121,965

		Qatar (0.1%)
	1,100	Qatar Government International Bond	5.103	04/23/48	1,477,438

		Senegal (0.4%)
	3,800	Senegal Government International Bond	6.25	05/23/33	4,041,273

		South Africa (1.5%)
	1,900	Eskom Holdings SOC Ltd.	7.125	02/11/25	2,001,840
ZAR	149,000	Republic of South Africa Government Bond	8.00	01/31/30	9,684,429
	70,000	Republic of South Africa Government Bond	8.25	03/31/32	4,365,738
		Total South Africa			16,052,007

		Uzbekistan (0.2%)
	$2,300	Republic of Uzbekistan International Bond (a)	3.70	11/25/30	2,277,366
		Total Sovereign (Cost $156,740,245)			159,610,996

		Agency Fixed Rate Mortgages (0.3%)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	749
		Federal National Mortgage Association,
		Conventional Pools:
	22		6.50	05/01/28–01/01/32	24,979
	3		7.00	11/01/32	3,060
		September TBA:
	3,100	(k)	2.50	09/01/51	3,222,668
		Government National Mortgage Association,
		Various Pools:
	5		7.50	07/20/25	5,291
	17		8.00	02/15/22–05/15/30	18,944
		Total Agency Fixed Rate Mortgages (Cost $3,241,670)			3,275,691

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	Asset-Backed Securities (13.1%)
897	ABFC Trust,
	1 Month USD LIBOR + 1.05%	1.139	(l)	08/25/33	899,653
441	Accredited Mortgage Loan Trust,
	1 Month USD LIBOR + 0.60%	0.689	(l)	04/25/34	440,083
2,718	Ajax Mortgage Loan Trust (a)	2.239		06/25/66	2,719,139
1,000	American Homes 4 Rent (a)	5.885		04/17/52	1,102,842
1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,652,533
2,449	AMSR Trust (a)	3.867		01/19/39	2,515,227
500	Apidos XXXV,
	3 Month USD LIBOR + 5.75% (a)	5.949	(l)	04/20/34	496,078
96	Asset-Backed Securities Corp. Home Equity Loan Trust,
	1 Month USD LIBOR + 0.38%	0.469	(l)	03/25/36	95,199
2,041	Bayview Financial Revolving Asset Trust,
	1 Month USD LIBOR + 1.00% (a)	1.087	(l)	02/28/40	1,960,110
335	Bear Stearns Asset-Backed Securities Trust	2.853	(l)	07/25/36	335,240
684	Business Loan Express Business Loan Trust,
	1 Month USD LIBOR + 0.40% (a)	0.484	(l)	10/20/40	637,023
1,000	Carnow Auto Receivables Trust (a)	3.36		06/17/24	1,013,669
2,173	Cascade Funding Mortgage Trust (a)	4.00	(l)	06/25/69	2,193,477
1,386	Cascade MH Asset Trust (a)	4.00	(l)	11/25/44	1,456,942
	CBAM 2020-14 Ltd.
500	3 Month USD LIBOR + 3.10% (a)	3.298	(l)	04/20/34	502,391
250	3 Month USD LIBOR + 6.50% (a)	6.698	(l)	04/20/34	251,378
3,000	CFMT 2020-HB4 LLC (a)	2.72	(l)	12/26/30	3,006,853
928	Chase Funding Loan Acquisition Trust	5.50		08/25/34	964,969
305	CIM Small Business Loan Trust,
	1 Month USD LIBOR + 1.40% (a)	1.484	(l)	03/20/43	302,724
800	Citigroup Mortgage Loan Trust, Inc.,
	1 Month USD LIBOR + 3.00% (a)	3.089	(l)	07/25/44	841,377
24	CLUB Credit Trust (a)	5.02		09/15/23	23,756
	Conn's Receivables Funding LLC
4,000	(a)	4.60		06/17/24	4,018,028
1,760	(a)	4.20		06/16/25	1,767,788
268	(a)	3.62		06/17/24	268,372
1,056	(a)	4.27		06/16/25	1,064,549
	Consumer Loan Underlying Bond Credit Trust
2,500	(a)	4.41		10/15/26	2,557,715
691	(a)	5.21		07/15/25	702,490
1,500	CWABS Asset-Backed Certificates Trust,
	1 Month USD LIBOR + 1.58%	1.664	(l)	03/25/35	1,491,209
1,377	Diamond Resorts Owner Trust (a)	4.02		02/20/32	1,425,669
	DT Auto Owner Trust
600	(a)	4.94		02/17/26	629,997
1,100	(a)	5.33		11/17/25	1,148,910
1,200	(a)	5.42		03/17/25	1,216,420
1,397	ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	1,323,771
326	EMC Mortgage Loan Trust,
	1 Month USD LIBOR + 1.50% (a)	1.589	(l)	11/25/30	326,894
	Exeter Automobile Receivables Trust
2,000	(a)	4.00		08/17/26	2,107,859
750	(a)	5.20		01/15/26	798,311
600	(a)	5.38		07/15/25	630,537
	Finance of America HECM Buyout
1,000	(a)	4.57	(l)	07/25/30	1,010,000
2,000	(a)	3.64	(l)	02/25/31	1,999,097
700	First Investors Auto Owner Trust (a)	5.36		01/15/25	732,546
	Flagship Credit Auto Trust
500	(a)	5.10		05/15/25	520,484
805	(a)	5.28		12/15/25	861,360
1,300	Freed ABS Trust (a)	3.19		11/18/26	1,309,635
1,189	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	977,845

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

		GLS Auto Receivables Issuer Trust
	700	(a)	3.84		05/15/26	723,100
	550	(a)	4.94		12/15/25	573,888
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,269,870
		GSAA Home Equity Trust
	130	1 Month USD LIBOR + 1.88%	1.964	(l)	12/25/34	132,115
	396		6.502		11/25/36	220,076
	3,000	Home Partners of America Trust,
		1 Month USD LIBOR + 2.35% (a)	2.44	(l)	07/17/37	3,001,496
	3,942	Invitation Homes Trust,
		1 Month USD LIBOR + 1.65% (a)	1.739	(l)	07/17/37	3,958,973
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	243,477
	518	Legacy Mortgage Asset Trust (a)	3.75		04/25/59	522,393
	1,376	LoanMe Trust (a)	5.00		09/15/34	1,416,144
	274	MASTR Specialized Loan Trust,
		1 Month USD LIBOR + 0.35% (a)	0.439	(l)	05/25/37	259,579
	1,132	METAL LLC (a)	4.581		10/15/42	1,019,361
	2,727	MFA 2021-NPL1 LLC (a)	2.363		03/25/60	2,731,522
	1,180	Nationstar HECM Loan Trust (a)	2.82	(l)	09/25/30	1,186,250
		New Residential Mortgage LLC
	3,778	(a)	5.437		06/25/25	3,858,077
	1,542	(a)	5.437		07/25/25	1,575,181
		Newday Funding PLC
GBP	2,000		1.95		03/15/29	2,795,645
	1,000	1 Month GBP SONIA + 3.00%
		(United Kingdom) (a)	3.05	(l)	09/15/27	1,399,849
	$739	Newtek Small Business Loan Trust,
		Daily U.S. Prime Rate - 0.55% (a)	2.70	(l)	02/25/44	729,055
	600	NRZ Advance Receivables Trust (a)	5.801		10/15/52	603,442
		NRZ Excess Spread-Collateralized Notes
	1,580	(a)	2.981		03/25/26	1,581,725
	4,000	(a)	3.104		07/25/26	3,999,906
	392	(a)	4.69		05/25/23	392,826
		Class A
	2,257	(a)	3.228		05/25/26	2,262,814
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(l)	06/15/31	617,070
	877	Ownit Mortgage Loan Trust,
		1 Month USD LIBOR + 0.54%	0.629	(l)	03/25/37	864,486
		PNMAC FMSR Issuer Trust
	2,500	1 Month USD LIBOR + 3.00% (a)	3.089	(l)	03/25/26	2,531,601
	2,500	1 Month USD LIBOR + 2.35% (a)	2.439	(l)	04/25/23	2,494,445
	2,837	1 Month USD LIBOR + 2.65% (a)	2.739	(l)	08/25/25	2,836,335
	2,000	1 Month USD LIBOR + 2.85% (a)	2.939	(l)	02/25/23	2,011,516
	1,200	Progress Residential Trust (a)	5.368		10/17/35	1,215,285
	3,037	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,926,778
	684	ReadyCap Lending Small Business Loan Trust,
		Daily U.S. Prime Rate - 0.50% (a)	2.75	(l)	12/27/44	655,817
	250	Regatta XVIII Funding Ltd.,
		3 Month USD LIBOR + 5.95%
		(Cayman Islands) (a)	6.076	(l)	01/15/34	253,823
	2,544	SFS Asset Securitization LLC (a)	4.238		06/10/25	2,550,054
	2,932	Shenton Aircraft Investment I Ltd.
		(Cayman Islands) (a)	4.75		10/15/42	2,856,487
		Skopos Auto Receivables Trust
	900	(a)	3.63		09/16/24	917,681
	2,240	(a)	5.24		04/15/25	2,315,707
	527	Sprite Ltd. (a)	6.90		12/15/37	361,159
	282	Stanwich Mortgage Loan Co. LLC
		(a)	3.375		08/15/24	283,238
	393	Stanwich Mortgage Loan Trust (a)	3.475		11/16/24	393,846
	2,000	Stanwich Mortgage Loan Trust (a)	4.949		11/16/24	2,006,718
	1,270	START Ireland (Bermuda) (a)	4.089		03/15/44	1,278,751
	1,681	Start Ltd. (Bermuda) (a)	4.089		05/15/43	1,697,723

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

1,000	TICP VI Ltd.,
	3 Month USD LIBOR + 6.25% (a)	6.376	(l)	01/15/34	1,010,763
	Tricon American Homes Trust
1,000	(a)	4.216		01/17/36	1,028,148
3,000	(a)	5.104		01/17/36	3,106,686
3,000	(a)	5.151		09/17/34	3,038,413
1,225	Trimaran Cavu 2021-1 Ltd.,
	3 Month USD LIBOR + 3.45% (Cayman Islands) (a)	3.588	(l)	04/23/32	1,227,890
	Trinitas VI Ltd.
1,000	3 Month USD LIBOR + 3.75% (a)	3.875	(l)	01/25/34	1,012,661
1,000	3 Month USD LIBOR + 6.82% (a)	6.941	(l)	01/25/34	979,279
647	Truman Capital Mortgage Loan Trust,
	1 Month USD LIBOR + 0.26% (a)	0.349	(l)	03/25/36	643,111
800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	813,140
	Upstart Securitization Trust
2,200	(a)	3.734		09/20/29	2,226,600
2,050	(a)	3.829		01/21/30	2,091,291
208	(a)	5.59		03/20/25	208,356
1,400	US Auto Funding 2019-1 LLC (a)	5.34		03/15/23	1,420,467
1,000	Veros Automobile Receivables Trust (a)	5.74		08/15/25	1,004,084
1,000	Vibrant XII Ltd.,
	3 Month USD LIBOR + 7.11% (a)	7.244	(l)	01/20/34	1,008,320
	Total Asset-Backed Securities (Cost $139,320,934)				140,644,642

	Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
	Federal Home Loan Mortgage Corporation
219	1 Month USD LIBOR + 5.05%	5.151	(l)	07/25/23	223,642
101	1 Month USD LIBOR + 5.25% (a)	5.351	(l)	07/25/26	103,172
	IO
7,000		2.657	(l)	01/25/49	1,495,789
	Federal National Mortgage Association, IO REMIC
394		1.764	(l)	03/25/44	20,686
796		1.784	(l)	10/25/39	45,937
196	6.55% - 1 Month USD LIBOR	6.461	(m)	08/25/41	19,708
898	Government National Mortgage Association, IO,
	6.25% - 1 Month USD LIBOR	6.166	(m)	12/20/42	193,234
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,798,894)				2,102,168

	Commercial Mortgage-Backed Securities (2.4%)
414	BX Trust,
	1 Month USD LIBOR + 1.975% (a)	2.068	(l)	09/15/37	395,875
376	CG-CCRE Commercial Mortgage Trust,
	1 Month USD LIBOR + 1.85% (a)	1.947	(l)	11/15/31	369,151
900	Citigroup Commercial Mortgage Trust (a)	3.503	(l)	12/10/41	800,463
	COMM Mortgage Trust
300		4.612		02/10/47	303,382
139	(a)	4.756	(l)	07/15/47	142,160
3,330	Commercial Mortgage Pass-Through Certificates, IO	0.562	(l)	02/10/47	40,842
1,300	Commercial Mortgage Trust (a)	3.40	(l)	08/15/57	1,276,550
998	COOF Securitization Trust, IO (a)	2.426	(l)	10/25/40	79,590
6,551	COOF Securitization Trust II, IO (a)	2.67	(l)	08/25/41	464,481
2,000	CSMC 2020-TMIC, Class A,
	1 Month USD LIBOR + 3.00% (a)	3.25	(l)	12/15/35	2,035,652
31,675	GS Mortgage Securities Corp. II, IO (a)	0.457	(l)	10/10/32	135,772
443	InTown Hotel Portfolio Trust,
	1 Month USD LIBOR + 2.30% (a)	2.394	(l)	01/15/33	445,287
3,413	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.857	(l)	07/15/47	56,029
	JPMBB Commercial Mortgage Securities Trust

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

	136	(a)	3.984	(l)	09/15/47	138,077
	405	(a)	4.656	(l)	04/15/47	409,345
		IO
	2,996		0.973	(l)	08/15/47	75,261
		KGS-Alpha SBA COOF Trust,
		IO
	711	(a)	2.65	(l)	07/25/41	86,589
	824	(a)	2.996	(l)	04/25/40	49,245
	1,500	MFT Mortgage Trust (a)	3.283	(l)	08/10/40	1,602,561
	1,000	MKT 2020-525M Mortgage Trust (a)	2.941	(l)	02/12/40	932,205
	2,200	Morgan Stanley Capital I Trust,
		1 Month USD LIBOR + 2.24% (a)	3.744	(l)	12/15/36	2,213,680
	2,028	Multifamily Connecticut Avenue Securities Trust,
		1 Month USD LIBOR + 1.95% (a)	2.039	(l)	03/25/50	2,032,891
		Natixis Commercial Mortgage Securities Trust
	1,500	(a)	4.135	(l)	05/15/39	1,461,961
	2,500	(a)	4.299		10/15/36	2,420,795
	2,000	(a)	4.409	(l)	02/15/39	1,927,036
	1,927	Sutherland Commercial Mortgage Trust (a)	2.23	(l)	12/25/41	1,957,054
EUR	1,701	Taurus 2018-1 IT SRL,
		3 Month EURIBOR + 1.00% (Italy)	1.00	(l)	05/18/30	2,014,378
	$413	VCC 2020-MC1 Trust (a)	4.50	(l)	06/25/45	413,373
	900	Wells Fargo Commercial Mortgage Trust (a)	4.371	(l)	04/15/50	862,264
	541	WFRBS Commercial Mortgage Trust (a)	5.003	(l)	09/15/46	500,603
		Total Commercial Mortgage-Backed Securities (Cost $25,294,441)				25,642,552

		Mortgages - Other (12.2%)
		Alternative Loan Trust
	114	1 Month USD LIBOR + 0.18%	0.269	(l)	05/25/47	109,135
	240	1 Month USD LIBOR + 0.50%	0.589	(l)	10/25/35	171,066
	151		2.601	(l)	10/25/35	145,349
	59		2.735	(l)	08/25/35	58,436
	134		2.898	(l)	05/25/36	112,027
	22		5.50		02/25/36	17,519
	355		6.00		04/25/36	224,767
	173		6.00		07/25/37	145,433
		PAC
	17		5.50		02/25/36	13,465
	50		6.00		04/25/36	36,636
	1,940	Asset Backed Trust (a)	2.24		06/25/61	1,943,451
	109	Banc of America Alternative Loan Trust,
		1 Month USD LIBOR + 0.65%	0.739	(l)	07/25/46	82,867
		Banc of America Funding Trust
	23		5.25		07/25/37	22,898
	517		5.50		09/25/35	561,898
	67		6.00		07/25/37	66,265
GBP	800	Banna RMBS DAC,
		3 Month GBP SONIA LIBOR + 3.50% (United Kingdom)	3.549		12/30/63	1,063,636
	$94	BCAP LLC Trust (a)	3.201	(l)	03/26/37	82,102
		Bear Stearns Trust
	52		3.158	(l)	05/25/47	52,152
	263		3.219	(l)	05/25/36	254,800
	3,586	Brean Asset Backed Securities Trust (a)	1.40	(l)	10/25/63	3,457,148
		Cascade Funding Mortgage Trust
	3,000	(a)	3.735	(l)	06/25/36	3,000,000
	4,912	(a)	4.00	(l)	10/25/68-06/25/69	5,064,118
	2,234	CFMT 2020-ABC1 LLC (a)	2.00	(l)	09/25/50	2,182,742
		CFMT 2021-HB5 LLC
	3,000	(a)	2.91	(l)	02/25/31	3,001,946
	2,000	(a)	5.683	(l)	02/25/31	1,997,697
	98	Chase Mortgage Finance Trust,
		1 Month USD LIBOR + 0.60%	0.689	(l)	02/25/37	25,215

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

	68	ChaseFlex Trust	6.50		02/25/35	64,228
		CHL Mortgage Pass-Through Trust
	323		2.133	(l)	09/25/34	308,239
	167		5.50		05/25/34	168,886
	749		6.00		12/25/36	600,208
		CIM Trust
	3,188	(a)	2.568		07/25/59	3,209,790
	2,540	(a)	2.569		07/25/55	2,545,561
		Citigroup Mortgage Loan Trust
	92		2.851	(l)	11/25/36	90,061
	1,310	(a)	2.50	(l)	05/25/51	1,346,723
		Credit Suisse Mortgage Trust
	3,000		3.709		05/15/23	3,011,950
	2,800		3.808		08/15/23	2,800,000
	3,941		4.319		04/15/23	3,965,233
		CSFB Mortgage-Backed Pass-Through Certificates
	357		6.50		12/25/33	366,899
	348		7.50		10/25/32	362,634
		CSMC Mortgage-Backed Trust
	841		5.587	(l)	04/25/37	316,133
	1,653		6.50		05/25/36	691,694
EUR	1,547	Dssv Sarl,
		3 Month EURIBOR + 3.00% (Spain)	3.00	(l)	10/15/24	1,798,391
	509	E-Mac de,
		3 Month EURIBOR + 0.21% (Germany)	3.198	(l)	05/25/57	597,280
	375	EMF-NL Prime,
		3 Month EURIBOR + 0.80% (Netherlands)	0.252	(l)	04/17/41	430,512
	937	Eurohome Mortgages PLC,
		3 Month EURIBOR + 0.21% (Germany)	0.00	(l)	08/02/50	999,990
		FMC GMSR Issuer Trust
	$2,500	(a)	3.62	(l)	07/25/26	2,499,711
	2,200	(a)	4.23	(l)	09/25/24	2,209,075
	1,500	(a)	4.45	(l)	01/25/26	1,521,240
GBP	1,400	Great Hall Mortgages No 1 PLC,
		3 Month GBP LIBOR + 3.00% (United Kingdom)	3.08	(l)	06/18/38	1,972,893
		GSR Mortgage Loan Trust
	$108		2.486	(l)	03/25/37	86,190
	599		2.808	(l)	12/25/34	622,274
	15		2.84	(l)	05/25/35	14,762
	1,277		5.50		03/25/35	1,383,234
GBP	2,000	Harben Finance 2017-1 PLC,
		3 Month GBP LIBOR + 1.50% (United Kingdom)	1.581	(l)	08/20/56	2,794,241
	$268	HarborView Mortgage Loan Trust	2.194	(l)	05/19/33	273,272
EUR	984	IM Pastor 4 FTA,
		3 Month EURIBOR + 0.14% (Spain)	0.00	(l)	03/22/44	1,090,276
	$29	Impac CMB Trust,
		1 Month USD LIBOR + 0.78%	0.869	(l)	10/25/35	29,674
	163	JP Morgan Alternative Loan Trust	6.00		12/25/35	148,895
EUR	1,147	Lansdowne Mortgage Securities No. 2 PLC,
		3 Month EURIBOR + 0.34% (Ireland)	0.00	(l)	09/16/48	1,234,543
		Legacy Mortgage Asset Trust
	$4,114	(a)	3.25		02/25/60	4,147,135
	5,360	(a)	3.00		06/25/59	5,382,131
		Lehman Mortgage Trust
	93		5.50		02/25/36	71,558
	346		6.50		09/25/37	182,395
	1,200	LHOME Mortgage Trust (a)	3.868		07/25/24	1,210,122
		Ludgate Funding PLC
EUR	1,074	3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(l)	12/01/60	1,214,221

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

	1,004	3 Month EURIBOR + 0.85% (United Kingdom)	0.309	(l)	01/01/61	1,137,752
	574	3 Month EURIBOR + 1.10% (United Kingdom)	0.559	(l)	01/01/61	634,042
		Mansard Mortgages PLC
GBP	1,100	3 Month GBP LIBOR + 3.00% (United Kingdom)	3.081	(l)	12/15/49	1,572,900
	523	3 Month GBP LIBOR + 1.10% (United Kingdom)	1.178	(l)	10/15/48	694,530
	514	3 Month GBP LIBOR + 2.00% (United Kingdom)	2.081	(l)	12/15/49	717,468
		MASTR Alternative Loan Trust
	$802		5.50		02/25/35	857,341
	969		6.00		05/25/33	1,009,309
	35	MASTR Asset Securitization Trust,
		1 Month USD LIBOR + 6.00%	6.00	(l)	06/25/36	29,792
		Mello Mortgage Capital Acceptance
	1,943	(a)	2.50	(l)	06/25/51	1,985,474
	2,980	(a)	2.50	(l)	07/01/51	3,046,245
	2,000	Mello Warehouse Securitization Trust,
		1 Month USD LIBOR + 2.80% (a)	2.889	(l)	10/25/53	1,998,543
	1,318	Merrill Lynch Mortgage Investors Trust, IO (a)	2.178	(l)	02/25/36	65,752
GBP	1,500	Mortgage Funding PLC,
		3 Month GBP LIBOR + 3.20% (United Kingdom)	3.284	(l)	03/13/46	2,114,817
	$175	MortgageIT Trust,
		1 Month USD LIBOR + 0.90%	0.989	(l)	10/25/35	176,470
GBP	877	Newgate Funding PLC,
		3 Month GBP LIBOR + 3.00% (United Kingdom)	3.081	(l)	12/15/50	1,222,482
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$140	1 Month USD LIBOR + 0.12%	0.209	(l)	10/25/36	129,252
	102		2.597	(l)	06/25/36	93,909
	2,312		5.755	(l)	06/25/36	932,302
		NYMT Loan Trust
	1,573	(a)	2.944	(l)	10/25/60	1,590,648
	3,350	(a)	3.962		06/25/25	3,368,699
	1,056	PMC PLS ESR Issuer LLC (a)	5.069		11/25/24	1,060,941
	2,449	PRMI Securitization Trust (a)	2.50	(l)	04/25/51	2,498,632
	2,385	PRPM LLC (a)	3.50	(l)	10/25/24	2,397,933
		RALI Trust
	72		6.00		04/25/36	70,600
	97		6.00		08/25/36	95,397
	48		6.00		01/25/37	45,772
AUD	625	RedZed Trust,
		1 Month BBSW + 1.95% (Australia)	1.96		03/09/56	463,544
		Reperforming Loan REMIC Trust
	$182	(a)	6.50		03/25/35	189,633
	237	(a)	7.50		11/25/34	249,956
	338	RFMSI Series Trust	6.00		07/25/36	334,897
GBP	633	RMAC Securities No. 1 PLC,
		3 Month GBP LIBOR + 0.47% (United Kingdom)	0.554	(l)	06/12/44	846,022
	$2,500	RMF Buyout Issuance Trust (a)	3.63	(l)	10/25/50	2,498,468
	2,082	RMF Proprietary Issuance Trust (a)	3.25	(l)	04/26/60	2,130,833
		Seasoned Credit Risk Transfer Trust
	1,600	(a)	3.75	(l)	09/25/55	1,654,159
	2,600	(a)	4.25	(l)	08/25/59	2,765,989
	1,000	(a)	4.50	(l)	02/25/59	1,064,721
	2,200		4.75	(l)	10/25/58	2,343,933
	1,001	Seasoned Loans Structured Transaction	3.00	(l)	04/25/58	1,003,468
	283	Sequoia Mortgage Trust,
		1 Month USD LIBOR + 0.31%	0.394	(l)	07/20/33	275,129
	1,000	SG Commercial Mortgage Securities Trust (a)	3.477	(l)	09/15/39	974,368

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

	88	STARM Mortgage Loan Trust	2.82	(l)	10/25/37	82,375
		Structured Adjustable Rate Mortgage Loan Trust
	375		1.258	(l)	11/25/34	359,288
	542		2.592	(l)	02/25/35	543,590
	600	Structured Asset Mortgage Investments II Trust	0.854	(l)	04/19/35	594,873
	1,444	Structured Asset Securities Corp., IO (a)	4.324	(l)	07/25/35	215,377
	1,916	Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
		1 Month USD LIBOR + 1.85% (a)	1.939	(l)	05/25/47	1,722,103
EUR	2,000	TDA 27 FTA,
		3 Month EURIBOR + 0.19% (Spain)	0.00	(l)	12/28/50	2,064,190
	$1,400	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	1,414,977
	809	VOLT XCIII LLC (a)	1.893		02/27/51	809,479
	1,616	VOLT XCIV LLC (a)	2.24		02/27/51	1,620,404
	294	Wells Fargo Alternative Loan Trust	3.011	(l)	07/25/37	281,856
		Total Mortgages - Other (Cost $129,209,509)				131,705,656

		Senior Loan Interests (2.9%)
	1,000	Air Canada, 2021 Term Loan B,
		1 Month USD LIBOR + 3.50% (Supranational)	4.25	(l)	07/28/28	1,002,920
	1,200	Associated Asphalt Partners, LLC, Term Loan B,
		1 Month USD LIBOR + 5.25%	6.25	(l)	04/05/24	1,129,946
	613	BJ's Wholesale Club, Inc., 2017 Term Loan,
		1 Month USD LIBOR + 2.00%	2.10	(l)	02/03/24	612,209
	1,990	BWAY Holding Co., 2017 Term Loan B,
		3 Month USD LIBOR + 3.25%	3.342	(l)	04/03/24	1,929,789
	623	Carrols Restaurant Group, Inc., Term Loan B,
		1 Month USD LIBOR + 3.25%	3.34	(l)	04/30/26	618,663
	1,492	Clear Channel Outdoor Holdings, Inc., Term Loan B,
		3 Month USD LIBOR + 3.50%	3.629	(l)	08/21/26	1,451,521
	1,495	Cogeco Communications Finance (USA), LP, Term Loan B,
		1 Month USD LIBOR + 2.00%	2.092	(l)	01/03/25	1,471,951
	873	Cornerstone Building Brands, Inc., 2021 Term Loan B,
		1 Month USD LIBOR + 3.25%	3.75	(l)	04/12/28	872,516
	1,990	Creative Artists Agency, LLC, 2019 Term Loan B,
		1 Month USD LIBOR + 3.75%	3.842	(l)	11/26/26	1,971,393
	1,992	CSC Holdings, LLC, 2019 Term Loan B5,
		1 Month USD LIBOR + 2.50%	2.593	(l)	04/15/27	1,970,711
	840	Dell International LLC, Term Loan A6,
		1 Month USD LIBOR + 1.75%	1.85	(l)	03/13/24	840,592
	1,003	Forest City Enterprises, L.P., 2019 Term Loan B,
		1 Month USD LIBOR + 3.00%	3.592	(l)	12/08/25	986,141
	1,031	Garda World Security Corp., 2021 Term Loan B,
		1 Month USD LIBOR + 4.25% (Canada)	4.34	(l)	10/30/26	1,030,598
	1,188	H Food Holdings LLC, 2018 Term Loan B,
		1 Month USD LIBOR + 3.69%	3.78	(l)	05/23/25	1,178,596
	1,120	iHeartCommunications, Inc., 2020 Term Loan,
		1 Month USD LIBOR + 3.00%	3.092	(l)	05/01/26	1,106,772
EUR	970	Ineos Finance PLC, 2017 EUR Term Loan B,
		3 Month EURIBOR + 2.00% (Luxembourg)	2.50	(l)	04/01/24	1,145,312
	$1,242	Lions Gate Capital Holdings LLC, 2018 Term Loan B,
		1 Month USD LIBOR + 2.25%	2.342	(l)	03/24/25	1,229,567
	1,492	Medallion Midland Acquisition, LLC, 1st Lien Term Loan,
		1 Month USD LIBOR + 3.25%	4.25	(l)	10/30/24	1,484,247
	995	Midas Intermediate Holdco II, LLC, 2020 Term Loan B,
		3 Month USD LIBOR + 6.75%	7.50	(l)	12/22/25	958,722

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

	995	Oryx Midstream Holdings LLC, Term Loan B,
		1 Month USD LIBOR + 4.00%	4.092	(l)	05/22/26	995,185
	521	Reynolds Group Holdings, Inc., Term Loan,
		1 Month USD LIBOR + 2.75%	2.842	(l)	02/05/23	519,971
	1,993	Scientific Games International, Inc., 2018 Term Loan B5,
		1 Month USD LIBOR + 2.75%	2.842	(l)	08/14/24	1,966,674
	1,206	Surgery Center Holdings, Inc., 2021 Term Loan B,
		1 Month USD LIBOR + 3.75%	4.50	(l)	08/31/26	1,207,221
	774	Titan Acquisition Limited, 2018 Term Loan B,
		3 Month USD LIBOR + 3.00% (Canada)	3.167	(l)	03/28/25	759,524
	995	US Foods, Inc., 2019 Term Loan B,
		1 Month USD LIBOR + 2.00%	2.092	(l)	09/13/26	978,774
	1,494	Wand NewCo 3, Inc., 2020 Term Loan,
		1 Month USD LIBOR + 3.00%	3.092	(l)	02/05/26	1,475,550
		Total Senior Loan Interests (Cost $31,079,224)				30,895,065

		Supranational (0.6%)
	1,700	African Export-Import Bank (The) (a)	3.798		05/17/31	1,762,864
		Banque Ouest Africaine de Developpement
EUR	1,090	(a)	2.75		01/22/33	1,367,028
	$2,400	(a)	4.70		10/22/31	2,611,707
		Total Supranational (Cost $5,472,005)				5,741,599

NUMBER OF SHARES
	Investment Companies (2.8%)
62,400	iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	8,487,024
94,200	iShares iBoxx High Yield Corporate Bond ETF (c)	8,274,528
251,200	iShares Short-Term Corporate Bond ETF (c)	13,795,904
	Total Investment Companies (Cost $29,163,356)	30,557,456

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Short-Term Investments (10.6%)
	U.S. Treasury Security (2.6%)
$28,000	U.S. Treasury Bill (n)(o) (Cost $27,997,636)	0.032%	11/04/21	27,996,710

NUMBER OF SHARES (000)
	Investment Company (5.8%)
63,008	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (p) (Cost $63,008,239)	63,008,239
	Securities held as Collateral on Loaned Securities (2.2%)
	Investment Company (2.2%)
23,784	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (p) (Cost $23,783,629)	23,783,629
	Total Short-Term Investments (Cost $114,789,504)	114,788,578

Total Investments (Cost $1,067,060,888) including $35,513,969 of Securities Loaned (q)(r)(s)	100.9%	1,086,803,572
Liabilities in Excess of Other Assets	(0.9)	(9,729,933)
Net Assets	100.0%	$1,077,073,639

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

BBSW	Australia’s Bank Bill Swap.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SONIA	Sterling Overnight Interbank Average Rate.
TBA	To Be Announced.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2021, were $35,513,969 and $36,242,931, respectively. The Fund received cash collateral of $23,783,629, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $12,459,302 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2021.
(e)	When-issued security.
(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2021. Maturity date disclosed is the ultimate maturity date.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Acquired through exchange offer.
(j)	At July 31, 2021, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(k)	Security is subject to delayed delivery.
(l)	Floating or variable rate securities: The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(m)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2021.
(n)	Rate shown is the yield to maturity at July 31, 2021.
(o)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(p)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2021, advisory fees paid were reduced by $44,103 relating to the Fund's investment in the Liquidity Funds.
(q)	Securities are available for collateral in connection with purchase of when-issued security, forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreement.
(r)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2021, the Fund did not engage in any cross-trade transactions.
(s)	At July 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,714,656 and the aggregate gross unrealized depreciation is $13,104,808, resulting in net unrealized appreciation of $23,609,848.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2021:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)
Australia and New Zealand Banking Group		$253,775	AUD	344,073	08/03/21	$ (1,277)
Australia and New Zealand Banking Group	AUD	344,073		$253,795	08/20/21	1,277
Australia and New Zealand Banking Group	CNH	103,270,000		$15,901,245	08/20/21	(51,779)
Australia and New Zealand Banking Group	EUR	2,903,280		$3,539,348	08/20/21	94,204
Australia and New Zealand Banking Group		$312,974	EUR	262,194	08/20/21	(1,845)
Bank of America NA	EUR	1,258,500		$1,505,121	08/20/21	11,736
Bank of America NA		$24,022	GBP	17,387	08/20/21	147
Bank of America NA		$5,024,814	RUB	366,925,000	08/20/21	(22,649)
Barclays Bank PLC		$28,817	GBP	20,308	08/20/21	(588)
Barclays Bank PLC		$5,109,749	ZAR	69,800,000	08/20/21	(355,630)
BNP Paribas SA	CNH	65,390,000		$10,100,916	08/20/21	(451)
BNP Paribas SA	EUR	4,618		$5,632	08/20/21	152
BNP Paribas SA	EUR	94,615		$115,367	08/20/21	3,093
BNP Paribas SA	EUR	378		$459	08/20/21	11
BNP Paribas SA	EUR	4,190,000		$4,969,969	08/20/21	(2,047)
BNP Paribas SA	EUR	298,223		$353,052	08/20/21	(830)
BNP Paribas SA	EUR	91		$108	08/20/21	@
BNP Paribas SA	GBP	1,132,856		$1,575,550	08/20/21	819
BNP Paribas SA	GBP	1,419,036		$1,965,430	08/20/21	(7,107)
BNP Paribas SA	IDR	90,852,955		$6,196	08/20/21	(79)
BNP Paribas SA	NOK	20,957,500		$2,538,143	08/20/21	165,833
BNP Paribas SA		$29,801	AUD	39,447	08/20/21	(850)
BNP Paribas SA		$2,549,172	BRL	12,690,000	08/20/21	(118,134)
BNP Paribas SA		$2,491,454	BRL	12,755,000	08/20/21	(47,964)
BNP Paribas SA		$4,909,314	KRW	5,538,835,000	08/20/21	(95,444)
Citibank NA	CHF	4,534,246	EUR	4,137,500	08/20/21	48,152
Citibank NA		$2,520,655	BRL	12,570,000	08/20/21	(112,605)
Citibank NA		$1,363,372	EUR	1,112,500	08/20/21	(43,237)
Citibank NA		$5,055,819	EUR	4,137,500	08/20/21	(146,102)
Citibank NA		$1,358,402	EUR	1,112,500	08/20/21	(38,266)
Citibank NA		$212,702	MXN	4,247,079	08/20/21	172
Goldman Sachs International	ZAR	238,705,073		$16,762,997	08/20/21	504,652
HSBC Bank PLC	EUR	619,434		$736,655	08/20/21	1,610
JPMorgan Chase Bank NA	EUR	673,660		$810,812	08/20/21	11,421
JPMorgan Chase Bank NA	EUR	9,100		$10,794	08/20/21	(4)
JPMorgan Chase Bank NA	EUR	168,768		$200,612	08/20/21	346
JPMorgan Chase Bank NA	EUR	113,536,815		$138,860,066	08/20/21	4,132,902
JPMorgan Chase Bank NA	EUR	1,665,360		$2,028,657	08/20/21	52,476
JPMorgan Chase Bank NA	EUR	4,585,000		$5,482,899	08/20/21	42,161
JPMorgan Chase Bank NA	GBP	3,225,000		$4,451,604	08/20/21	(31,321)
JPMorgan Chase Bank NA	GBP	11,686,999		$16,551,829	08/20/21	306,267
JPMorgan Chase Bank NA	IDR	117,073,311,184		$8,100,838	08/20/21	15,337
JPMorgan Chase Bank NA	NOK	20,957,500		$2,462,111	08/20/21	89,801
JPMorgan Chase Bank NA	PLN	18,675,000		$5,047,087	08/20/21	199,319
JPMorgan Chase Bank NA		$163,249	EUR	133,730	08/20/21	(4,559)
JPMorgan Chase Bank NA		$1,886,977	GBP	1,352,254	08/20/21	(7,271)
JPMorgan Chase Bank NA		$311	GBP	219	08/20/21	(6)
JPMorgan Chase Bank NA		$10,038	GBP	7,341	08/20/21	166
JPMorgan Chase Bank NA		$5,059,234	HUF	1,492,045,000	08/23/21	(127,144)
JPMorgan Chase Bank NA		$3,418,163	MXN	68,120,000	08/20/21	(3,822)
JPMorgan Chase Bank NA		$5,095,175	PLN	18,675,000	08/20/21	(247,407)
JPMorgan Chase Bank NA		$2,943,869	ZAR	41,873,859	08/20/21	(91,816)
State Street Bank and Trust Co.	EUR	1,287,119		$1,571,588	08/20/21	44,243
State Street Bank and Trust Co.	EUR	2,810,988		$3,348,956	08/20/21	13,329
UBS AG	AUD	332,733		$249,708	08/20/21	5,512
UBS AG	AUD	278,383		$203,727	08/20/21	(581)
UBS AG	AUD	343,713		$252,157	08/20/21	(97)
UBS AG	AUD	18,312,902		$14,252,840	08/20/21	812,815
UBS AG	EUR	164		$200	08/20/21	5
UBS AG	EUR	168,711		$200,080	08/20/21	(119)
UBS AG	EUR	1,527,057		$1,874,644	08/20/21	62,579
UBS AG	GBP	82		$114	08/20/21	(@ )
UBS AG	GBP	213		$297	08/20/21	1
UBS AG	MXN	199,386,727		$9,962,910	08/20/21	(30,840)
UBS AG	MXN	9,586,298		$480,427	08/20/21	(62)
UBS AG		$9,234	AUD	11,875	08/20/21	(518)
UBS AG		$252,139	AUD	343,713	08/05/21	96
UBS AG		$200,019	EUR	168,711	08/04/21	118
UBS AG		$598,341	MXN	11,989,250	08/20/21	2,589
UBS AG		$10,096,498	NOK	83,639,500	08/20/21	(628,820)
UBS AG	ZAR	6,838,652		$473,693	08/20/21	7,908
Westpac Banking Corp.	AUD	420,688		$313,374	08/20/21	4,627
Westpac Banking Corp.	MXN	5,613,701		$274,008	08/20/21	(7,364)
						$ 4,407,241

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2021 (unaudited) Continued

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	5	Sep-21		$500	$622,226	$3,148
Short:
U.S. Treasury Long Bond	15	Sep-21	(1,500)		(2,470,781)	(9,344)
UK Long Gilt Bond (United Kingdom)	14	Sep-21	GBP	(1,400)	(2,525,715)	(7,863)
U.S. Treasury Ultra Long Bond	24	Sep-21		$(2,400)	(4,788,750)	(26,452)
U.S. Treasury Ultra Long Bond	139	Sep-21	(13,900)		(20,884,750)	(309,021)
U.S. Treasury 2 yr. Note	104	Sep-21	(20,800)		(22,948,250)	8,083
						$(341,449)

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at July 31, 2021:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECT ION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT RECEIVED	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY	NR	Buy	5.00%	Quarterly	6/20/26	$27,999	$(2,730,003)	$(2,531,375)	$(198,628)

@		Amount is less than $0.50.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

PORTFOLIO COMPOSITION** as of 07/31/21	Percentage of Total Investments
Corporate Bonds	41.6%
Sovereign	15.0
Asset-Backed Securities	13.2
Mortgages - Other	12.4
Short-Term Investments	8.6
Senior Loan Interests	2.9
Investment Companies	2.9
Commercial Mortgage-Backed Securities	2.4
Supranational	0.5
Agency Fixed Rate Mortgages	0.3
Collateralized Mortgage Obligations - Agency Collateral Series	0.2
Total Investments	100.0	%***

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2021.
***	Does not include open long/short futures contracts with a value of $54,240,472 and net unrealized depreciation of $341,449. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $4,407,241. Also does not include an open swap agreement with total unrealized depreciation of $198,628.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ July 31, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$441,839,169	$—	†	$441,839,169	†
Sovereign	—	159,610,996	—		159,610,996
Agency Fixed Rate Mortgages	—	3,275,691	—		3,275,691
Asset-Backed Securities	—	140,644,642	—		140,644,642
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,102,168	—		2,102,168
Commercial Mortgage-Backed Securities	—	25,642,552	—		25,642,552
Mortgages - Other	—	131,705,656	—		131,705,656
Senior Loan Interests	—	30,895,065	—		30,895,065
Supranational	—	5,741,599	—		5,741,599
Total Fixed Income Securities	—	941,457,538	—	†	941,457,538	†
Investment Companies	30,557,456	—	—		30,557,456
Short-Term Investments
U.S. Treasury Security	—	27,996,710	—		27,996,710
Investment Company	86,791,868	—	—		86,791,868
Total Short-Term Investments	86,791,868	27,996,710	—		114,788,578
Foreign Currency Forward Exchange Contracts	—	6,635,876	—		6,635,876
Futures Contracts	11,231	—	—		11,231
Total Assets	117,360,555	976,090,124	—	†	1,093,450,679	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,228,635)	—		(2,228,635)
Futures Contracts	(352,680)	—	—		(352,680)
Credit Default Swap Agreement	—	(198,628)	—		(198,628)
Total Liabilities	(352,680)	(2,427,263)	—		(2,779,943)
Total	$117,007,875	$973,662,861	$—	†	$1,090,670,736	†

†	Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND		SENIOR LOAN INTEREST
Beginning Balance	$-	†	$50,000
Purchases	-		-
Sales	-		(22,079)
Amortization of discount	-		-
Transfers in	-		-
Transfers out	-		-
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		(27,921)
Realized gains (losses)	-		-
Ending Balance	$-	†	$-

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2021	$-		$-

†	Includes a security valued at zero.